Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of foreign currency risk
Cash	$483,977
Accounts Receivable	$28,186
Promissory Notes Receivable	$140,000
Accounts Payable and Accrued Liabilities	$(172,641)